LEASED PROPERTY (Minimum Operating Lease Commitments at December 31, 2010) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases [Abstract]
Purchase of a previously leased asset		$ 713
Operating lease rental expense	404	459	439
Operating Leases, Future Minimum Payments Due [Abstract]
Future minimum operating lease commitments due during 2011	202
Future minimum operating lease commitments due during 2012	163
Future minimum operating lease commitments due during 2013	149
Future minimum operating lease commitments due during 2014	126
Future minimum operating lease commitments due during 2015	115
Future minimum operating lease commitments due during 2016 and thereafter	1,796
Total future minimum operating lease commitments	$ 2,551